UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended March 31, 2012 is filed herewith.

The Thai Capital Fund, Inc.

Consolidated Portfolio of Investments

March 31, 2012 (unaudited)

COMMON STOCKS—96.23%

Shares		Value
Banks—16.02%
280,300	Bangkok Bank Public Co., Ltd.	1,683,959
510,400	Bank of Ayudhya Public Co., Ltd.	447,519
348,800	Kasikornbank Public Co., Ltd.	1,744,351
2,948,800	Krung Thai Bank Public Co., Ltd.	1,675,792
1,012,800	Tisco Financial Group Public Co., Ltd.	1,364,924
		6,916,545
Commerce—10.25%
357,000	Berli Jucker Public Co., Ltd.	478,221
1,187,500	CP ALL Public Co., Ltd.	2,525,874
1,094,400	Home Product Center Public Co., Ltd.	494,001
216,200	Robinson Department Store Public Co., Ltd.	359,821
48,600	Siam Makro Public Co., Ltd.	565,010
		4,422,927
Communication—11.93%
613,900	Advanced Info Service Public Co., Ltd.	3,668,193
954,400	Thaicom Public Co., Ltd. *	483,495
374,000	Total Access Communication Public Co., Ltd.	995,915
		5,147,603
Construction—6.77%
195,600	Dynasty Ceramic Public Co., Ltd.	414,463
217,500	The Siam Cement Public Co., Ltd.	2,507,404
		2,921,867
Energy—23.85%
75,500	Banpu Public Co., Ltd.	1,490,690
455,800	PTT Exploration and Production Public Co., Ltd.	2,582,893
406,700	PTT Public Co., Ltd.	4,675,350
656,400	Thai Oil Public Co., Ltd.	1,545,408
		10,294,341
Food & Beverage—7.56%
2,124,400	Charoen Pokphand Foods Public Co., Ltd.	2,569,800
526,500	Minor International Public Co., Ltd.	244,496
196,200	Thai Union Frozen Products Public Co., Ltd.	450,777
		3,265,073
Health Care Services—1.90%
148,300	Bangkok Dusit Medical Services Public Co., Ltd.	417,780
231,000	Bumrungrad Hospital Public Co., Ltd.	401,331
		819,111
Media & Publishing—2.24%
585,300	BEC World Public Co., Ltd.	969,361

Petrochemicals—6.00%
856,700	Indorama Ventures Public Co., Ltd.	1,050,225
667,762	PTT Global Chemical Public Co., Ltd.	1,539,631
		2,589,856
Property Development—7.68%
820,000	Amata Corp. Public Co., Ltd.	444,700
1,103,000	Asian Property Development Public Co., Ltd.	218,495

See accompanying notes to consolidated financial statements.

1

586,400	Central Pattana Public Co., Ltd.	875,969
4,854,000	Hemaraj Land & Development Public Co., Ltd.	444,514
435,000	L.P.N. Development Public Co., Ltd.	218,956
921,400	Land and Houses Public Co., Ltd.	206,459
1,504,800	SinoThai Engineering & Construction Public Co., Ltd.	689,024
426,700	Supalai Public Co., Ltd.	216,164
		3,314,281
Transportation—2.03%
463,000	Airports of Thailand Public Co., Ltd.	875,818

Total Common Stocks (Cost—$37,830,916)		41,536,783

SHORT-TERM INVESTMENTS—4.78%

Principal
Amount
(000)			Value
THAI BAHT SAVINGS ACCOUNT—3.65%
48,486	Bangkok Bank Savings Account, 0.625%, due 4/2/12		1,574,535

U.S. DOLLAR TIME DEPOSIT—1.13%
486	JPMorgan Chase Bank, 0.05%, due 4/2/12		485,872

Total Short-Term Investments (Cost—$2,060,402)			2,060,407
Total Investments—101.01% (Cost—$39,891,319)			43,597,190

Liabilities in excess of other assets—(1.01%)			(434,583)

NET ASSETS	(Applicable to 3,564,814 shares of capital stock outstanding; equivalent to $12.11 per share)	100.00%	$43,162,607

*  Non-income producing securities.

See accompanying notes to consolidated financial statements.

2

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s manager.  The Fund’s manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$43,597,190
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$43,597,190

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of March 31, 2012 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (POI).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at March 31, 2012 was $37,841,133, excluding short-term interest-bearing investments.  At March 31, 2012, the net unrealized appreciation on investments, excluding short-term securities, of $3,695,650 was composed of gross appreciation of $4,450,057 for those investments having an excess of value over cost, and gross depreciation of $754,407 for those investments having an excess of cost over value.

Item 2.    Controls and Procedures.

a)     The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Principal Financial Officer

Date: April 11, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: April 11, 2012
John J. O’Keefe, Principal Financial Officer

By	\s\ Anthony Cambria	Date: April 11, 2012
Anthony Cambria, Principal Executive Officer